Taxation	12 Months Ended
Dec. 31, 2016
Taxation
Taxation

13.      Taxation

(a) Value-Added Tax (VAT), Business Tax and related surcharges

Prior to January 1, 2012, the Group’s services revenues were subject to pay a business tax at a tax rate of 5%. The Ministry of Finance and the State Administration of Taxation implemented a VAT pilot program replacing the business tax, beginning with Shanghai on January 1, 2012 and expanding to other regions on September 1, 2012. The Group’s service revenues are now subject to VAT at a rate of 6%.

Under the PRC Provisional Regulations on Value-Added Tax the Group’s merchandize revenue are subject to VAT at the rate of 17% for revenues generated from sales of products, less any deductible VAT already paid or borne by such entity. The VAT balance is recorded in tax payable in the consolidated balance sheets.

(b) Income Taxes

The following table sets forth current and deferred portion of income tax expenses/ (benefits) of the Group:

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax provision	91,403	63,527	29,024
Deferred tax provision	6,680	7,876	2,580

Income tax expenses	98,083	71,403	31,604

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% since January 1, 2010.

Korea

Entities incorporated in Korea are subject to Korea profit tax at a rate of 22%.

PRC

Entities incorporated in the PRC are subject to the Corporate Income Tax Law (“CIT Law”) at a rate of 25%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

In April 2008, the State Administration of Taxation, the Ministry of Science and Technology and the Ministry of Finance jointly issued the Administrative Rules for the certification of High and New Technology Enterprises (“HNTE”) specifying the criteria and procedures. Reemake Media was granted as a HNTE in December 2012 and extended in September 2015, is entitled to the preferential enterprise income tax rate of 15% from 2015 through 2018.

Tianjin Cyril was granted as a HNTE in October 2014, is entitled to the preferential enterprise income tax rate of 15% from 2014 through 2017.

According to the Notice on the Enterprise Income Tax regarding Deepening Implementation of Grand Development of the Western Region issued by the State Administration of Taxation, enterprises located in the western region of the PRC with principal revenue of over 70% generated from encouraged category of western region of the PRC are entitled to a preferential income tax rate of 15% for ten years from January 1, 2011 to December 31, 2020. Chengdu Jumei, which is located within the western region of the PRC and meets the criteria as set forth in the notice, is entitled to the preferential income tax rate of 15% starting from 2013 upon filing with the relevant tax authority.

Reconciliation of the differences between statutory tax rate and the effective tax rate

Substantially all of the Group’s income before tax is from the operations in the PRC. The following table sets forth reconciliation between the statutory CIT rate and the effective tax rate:

	For the Years Ended December 31,
	2014	2015	2016

Statutory income tax rates	25%	25%	25%
Effect of preferential tax	(8)%	(14)%	(5)%
Change in valuation allowance	2%	19%	(10)%
Permanent differences	2%	3%	7%
Effect of withholding tax	—	2%	—
Effect on tax rates in different tax jurisdiction	(1)%	(1)%	1%

Effective tax rate	20%	34%	18%

The permanent differences in 2014, 2015 and 2016 were mainly attributable to non-tax deductible share based compensation expenses and impairment of investment security.

The aggregate amount of the preferential tax were RMB41,307, RMB29,226 and RMB10,022 in 2014, 2015 and 2016, respectively, and the per share effect of the preferential tax were RMB0.36, RMB0.20 and RMB0.11 in 2014, 2015 and 2016, respectively.

Deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	35,489	15,123
Excess advertising expenses carry forwards	9,904	10,787
Accrued payroll and other expenses	2,584	2,585
Fair value change-investment security	7,791	—
Others	6,680	3,028
Less: valuation allowance	(58,568)	(30,196)

Total deferred tax assets, net	3,880	1,327

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that most of these net accumulated operating losses and other deferred tax assets will not be utilized in the future except for RMB 30,196 deferred tax assets recognized as of December 31, 2016. Therefore, the Group had provided valuation allowances of RMB 58,568 and RMB 30,196 for the deferred tax assets as of December 31, 2015 and 2016, respectively.

Movement of valuation allowance

	As of December 31,
	2015	2016
	RMB	RMB
Balance at beginning of the year	(12,220)	(58,568)
Current period deduction/(addition)	(46,348)	28,372

Balance at the end of the year	(58,568)	(30,196)

The current period deduction of valuation allowance is primarily attributed to the utilization of net operating losses and deductible advertising expenses carried forward from prior years.

Uncertainty tax position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2015 and 2016, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to our liability for unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.

Withholding tax on undistributed dividends

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by an Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008.

According to Korean Income Tax Law, a withholding income tax of 22% will be levied on the immediate holding company outside Korea when our subsidiaries incorporated in Korea declare dividend out profit earned.

Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

The Group intends to re-invest all earnings generated from its PRC subsidiaries indefinitely or be subject to a significant withholding tax should its policy change to allow for earnings distribution offshore. As of December 31, 2015 and 2016, the Group did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to re-invest its earnings for use in the operation and expansion of its business in China. The unrecognized deferred tax liabilities for permanently re-invested earnings of the Group’s FIEs in the PRC were RMB108,525 and RMB121,727 as of December 31, 2015 and 2016, respectively.

The Group intended to distribute all earnings generated by its Korean subsidiaries, which were disposed by the Group on April 25, 2016 (see Note 8). The withholding tax were accrued for the earnings by RMB3,852 and nil for the years ended December 31, 2015 and 2016, respectively.